Operating Lease (Details) - Schedule of Maturity of our Operating Lease Liabilities	Dec. 31, 2022 USD ($) shares
Schedule Of Maturity Of Our Operating Lease Liabilities Abstract
Year of 2023	$ 180,499
Year of 2024	142,434
Year of 2025	36,128
Total lease payments	359,061
Less: imputed interest	$ 29,057
Present value of operating lease liabilities (in Shares) | shares	330,004
Less: current obligation	$ 162,576
Long-term obligation on December 31, 2022	$ 167,428